J.P. MORGAN ACCESS MULTI-STRATEGY FUND, LLC

270 Park Avenue

New York, New York 10017

August 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re: J.P. Morgan Access Multi-Strategy Fund, LLC (File No. 811-21552) (the “Fund”)

Ladies and Gentlemen:

We hereby submit via EDGAR post-effective amendment No. 21 to the Fund’s registration statement on Form N-2. This amendment is being filed for the purpose of making certain annual updates, including updates to the fee table and updates to the information contained in Appendix A: Additional Disclosure.

If you have any questions, please call me at (212) 648-0919.

Very truly yours,

/s/ Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary